Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Sales	$ 36,445	$ 32,134
Costs and expenses
Cost of goods sold	31,123	27,559
Depreciation and amortization	1,056	802
Selling, general and administrative	1,601	1,448
Interest expense, net	88	44
Equity income	(233)	(204)
Other expense (income), net	30	(166)
Income from continuing operations before income taxes	2,780	2,651
Income taxes	706	711
Net income from continuing operations	2,074	1,940
Income from discontinued operations, net of tax		67
Net income	2,074	2,007
(Income) loss from continuing operations attributable to non-controlling interests	(43)	6
Net income attributable to Magna International Inc.	$ 2,031	$ 2,013
Basic Earnings per Common Share:
Continuing operations	$ 5.19	$ 4.78
Discontinued operations		0.16
Attributable to Magna International Inc.	5.19	4.94
Diluted Earnings per Common Share:
Continuing operations	5.16	4.72
Discontinued operations		0.16
Attributable to Magna International Inc.	$ 5.16	$ 4.88
Weighted average number of Common Shares outstanding during the year [in millions]:
Basic	391.0	407.5
Diluted	393.2	412.7